INVENTORIES, NET	6 Months Ended
Dec. 31, 2019
INVENTORIES, NET
INVENTORIES, NET

NOTE 9. INVENTORIES, NET

Inventories consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Small component parts	¥57,060	¥57,061	$8,190
Purchased goods and raw materials	226,868	270,952	38,885
Work in process and goods on site	533,924	305,591	43,856
Finished goods	452,671	1,162,807	166,878
Allowance for slow moving inventory	—	—	—
Total inventories, net	¥1,270,523	¥1,796,411	$257,809

Provisions for slow moving inventory was ¥65,380 and ¥25,312 ($3,633) for the six months ended December 31, 2018 and 2019, respectively.

Movement of allowance for slow-moving inventories is as follows:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,399,524	¥—	$—
Charge to cost of sales	65,380	25,312	3,633
Less: Selling of slow-moving items	(1,464,904)	(25,312)	(3,633)
Ending balance	¥—	¥—	$—